UNITED STATES                ---------------------------
               SECURITIES AND EXCHANGE COMMISSION           OMB APPROVAL
APPENDIX I            Washington, D.C. 20549         ---------------------------
                                                      OMB Number:    3235-0456
                         FORM 24F-2                    Expires:   July 31, 2006
              ANNUAL NOTICE OF SECURITIES SOLD         Estimated average burden
                   PURSUANT TO RULE 24f-2             hours per response......2
                                                     ---------------------------

 Read instructions at end of Form before preparing Form. Please print or type.

================================================================================

1. Name and address of issuer:
                                                 Capstone Series Fund, Inc.
                                                 5847 SAN FELIPE, SUITE 4100
                                                 HOUSTON, TX 77057

================================================================================

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                   [ X ]

================================================================================

3. Investment Company Act File Number:                         811-01436

   Securities Act File Number:                                 002-83397

================================================================================

4(a). Last day of the fiscal year for which this notice is filed:

                                    10/31/04

================================================================================

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

================================================================================

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

================================================================================

SEC 2393 (9-98)

================================================================================

5. Calculation of registration fee:

            (i)    Aggregate sale price of securities
                   sold during the fiscal year pursuant
                   to section 24(f):                                             $   565,621
                                                                                 -----------

            (ii)   Aggregate price of securities redeemed
                   or repurchased during the fiscal year:      $ 4,826,979
                                                               -----------

            (iii)  Aggregate price of securities redeemed
                   or repurchased during any prior fiscal
                   year ending no earlier than October 11,
                   1995 that were not previously used to
                   reduce registration fees payable to the
                   Commission.                                 $20,498,529
                                                               -----------

            (iv)   Total available redemption credits
                   [Add items 5(ii) and                                  -       $25,325,508
                                                                                 -----------

            (v)    Net Sales - If item 5(i) is greater
                   than item 5(iv) [subtract Item 5(iv)
                   from Item 5(i) ]                                                       $0
                                                                                 -----------

            -----------------------------------------------------------------
            (vi)   Redemption credits available for use
                   in future years - if                         $24,759,887
                     Item 5(i) is less than Item 5 (iv)         -----------
                     [ subtract Item 5(iv) from
                     Item 5(i)]:
            -----------------------------------------------------------------

            (vii)  Multiplier for determining registration
                   fee (See Instruction C.9):                                      0.0001177
                                                                                 -----------

            (viii) Registration fee due [multiply Item 5(v)
                   by Item 5(vii):                                           =         $0.00
                   (enter "0" if no fee is due):                                 -----------

================================================================================

6. Prepaid shares
            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
SEC 2393 (9-98)

================================================================================

7. Interest due.-- if this Form is being filed
   more than 90 days after the end of the issuers
   fiscal year (see Instruction D):                                        $0.00
                                                                     -----------
================================================================================

8. Total of amount of the registration fee due plus
   any interest due [ Line 5(viii) plus line 7].                           $0.00
                                                                     ===========

================================================================================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                    ============

                    Method of Delivery:
                                                  [  ]   Wire Transfer
                                                  [   ]  Mail or other means

================================================================================

                                    SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*                 /s/ Carla Homer
                                             ===================================

                                             Carla Homer, Treasurer
                                             ===================================

   Date	     1/26/05
        ==================

        * Please print the name and title of the signing officer below the signature.

================================================================================

SEC 2393 (9-98)